Related Party Transactions	6 Months Ended
Mar. 31, 2021
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 10 — RELATED PARTY TRANSACTIONS

(a) Due to related parties

	Related party relationship	March 31, 2021	September 30, 2020
		(Unaudited)
Shaanxi Meishengyuang Bio-Technoloy Co., Ltd	5.5% of shareholder of Xi’an App-chem	-	738,864
Wenhu Guo	Senior Management of the Company	367,571	368,145
Yongwei Hu	Chief Executive Officer and Controlling shareholder of the Company	613,122	1,208,337
Jing Liu	Wife of the controlling shareholder	35,080	4,410
Sheying Wang	Senior Management of the Company	3,355	3,234
Total due to related parties		$1,019,128	$2,322,990

As of March 31, 2021 and September 30, 2020, the balance of due to related parties was comprised of the Company’s borrowings from related parties and was used for working capital during the Company’s normal course of business. Such advance was non-interest bearing and due on demand.

(b) Loan guarantee provided by related parties

In connection with the Company’s short-term and long-term loans borrowed from PRC banks and other financial institutions, the Company’s controlling shareholder, Mr. Yongwei Hu pledged his proportionate ownership interest in Xi’an App-chem, and his personal bank savings as collateral to safeguard the Company’s borrowings from the banks and financial institutions. Mr. Yongwei Hu and his wife Ms. Jing Liu also jointly pledged their personal residence property to guarantee the Company’s certain loans (see Note 9).